Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share, reserved for issuance pursuant to the 2019 Equity Incentive Plan, as amended
Amount Registered | shares	17,594,303
Proposed Maximum Offering Price per Unit	163.19
Maximum Aggregate Offering Price	$ 2,871,214,306.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 396,515
Offering Note
(1)Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's Class A common stock ("Class A common stock") that become issuable under the Registrant's 2019 Equity Incentive Plan, as amended (the "2019 Plan") and the Registrant's Amended and Restated 2019 Employee Stock Purchase Plan (the "2019 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Class A common stock.
Represents shares of Class A common stock that were automatically added to the shares reserved for issuance under the 2019 Plan on January 1, 2026 pursuant to an “evergreen” provision contained in the 2019 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2019 Plan automatically increases on the first day of each fiscal year beginning with the 2021 fiscal year, in the amount equal to the least of: (i) 29,335,000 shares of Class A common stock, (ii) five percent (5%) of the total number of shares of the Registrant’s Class A common stock and Class B common stock (“Class B common stock”) issued and outstanding on the last day of the immediately preceding fiscal year, and (iii) a lesser number of shares of Class A common stock as determined by the administrator of the 2019 Plan. Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $163.19 per share, which is the average of the high and low prices of Class A common stock on February 24, 2026, as reported on the New York Stock Exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share, reserved for issuance pursuant to the Amended and Restated 2019 Employee Stock Purchase Plan
Amount Registered | shares	3,518,860
Proposed Maximum Offering Price per Unit	138.72
Maximum Aggregate Offering Price	$ 488,136,259.2
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,412
Offering Note
(1)Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's Class A common stock ("Class A common stock") that become issuable under the Registrant's 2019 Equity Incentive Plan, as amended (the "2019 Plan") and the Registrant's Amended and Restated 2019 Employee Stock Purchase Plan (the "2019 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Class A common stock.
Represents shares of Class A common stock that were automatically added to the shares reserved for issuance under the 2019 ESPP on January 1, 2026 pursuant to an “evergreen” provision contained in the 2019 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2019 ESPP automatically increases on the first day of each fiscal year beginning with the 2021 fiscal year, in the amount equal to the least of: (i) 5,870,000 shares of Class A common stock, (ii) one percent (1%) of the outstanding shares of the Registrant's Class A common stock and Class B common stock issued and outstanding on the last day of the immediately preceding fiscal year, or (iii) a lesser number of shares of Class A common stock determined by the administrator of the 2019 ESPP.Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of 85% of $163.19, which is the average of the high and low prices of Class A common stock on February 24, 2026, as reported on the New York Stock Exchange. Pursuant to the 2019 ESPP, the purchase price of the shares of Class A common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of Class A common stock on the Enrollment Date or the Exercise Date (as such terms are defined in the 2019 ESPP).
(6)The Registrant does not have any fee offsets.